Condensed Statements of Changes in Shareholders' Deficit (Unaudited) (Q1) - USD ($)	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020			$ (10,951)	$ (10,951)
Balance (in Shares) at Dec. 31, 2020
Issuance of Founder Shares	$ 863	24,137		25,000
Issuance of Founder Shares (in Shares)	8,625,000
Sale of 5,933,333 Private Placement Warrants on March 18, 2021		8,900,000		8,900,000
Initial value of private warrant liabilities		(6,230,000)		(6,230,000)
Initial value of FPA liabilities		(11,655,000)		(11,655,000)
Accretion of Class A ordinary shares subject to possible redemption		8,960,863	(40,371,261)	(31,410,398)
Net income (loss)			(1,183,957)	(1,183,957)
Balance at Mar. 31, 2021	$ 863		(41,566,169)	(41,565,306)
Balance (in Shares) at Mar. 31, 2021	8,625,000
Balance at Dec. 31, 2020			(10,951)	(10,951)
Balance (in Shares) at Dec. 31, 2020
Issuance of Founder Shares	$ 863	24,137		25,000
Issuance of Founder Shares (in Shares)	8,625,000
Sale of 5,933,333 Private Placement Warrants on March 18, 2021		8,900,000		8,900,000
Initial value of private warrant liabilities		(6,230,000)		(6,230,000)
Initial value of FPA liabilities		(11,655,000)		(11,655,000)
Accretion of Class A ordinary shares subject to possible redemption		8,960,863	(40,371,261)	(31,410,398)
Balance at Dec. 31, 2021	$ 863		(54,809,897)	(54,809,034)
Balance (in Shares) at Dec. 31, 2021	8,625,000
Net income (loss)			3,022,915	3,022,915
Balance at Mar. 31, 2022	$ 863		$ (51,786,982)	$ (51,786,119)
Balance (in Shares) at Mar. 31, 2022	8,625,000